Putnam VT International Value Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value
Aerospace and defense (1.5%)
BAE Systems PLC (United Kingdom)	135,708	$951,100

		951,100
Airlines (1.2%)
Japan Airlines Co., Ltd. (Japan)	1,200	35,648
Qantas Airways, Ltd. (Australia)	173,364	736,006

		771,654
Auto components (1.0%)
Magna International, Inc. (Canada)	12,413	661,664

		661,664
Automobiles (0.8%)
Nissan Motor Co., Ltd. (Japan)	22,900	142,769
Yamaha Motor Co., Ltd. (Japan)	22,700	411,067

		553,836
Banks (11.6%)
Australia & New Zealand Banking Group, Ltd. (Australia)	77,846	1,498,503
Bank of Ireland Group PLC (Ireland)	76,537	303,654
CaixaBank SA (Spain)	87,524	229,906
DBS Group Holdings, Ltd. (Singapore)	31,200	564,338
DNB ASA (Norway)	36,416	641,447
ING Groep NV (Netherlands)	194,382	2,034,768
Lloyds Banking Group PLC (United Kingdom)	542,420	360,944
Mizuho Financial Group, Inc. (Japan)	378,900	580,308
Skandinaviska Enskilda Banken AB (Sweden)	16,236	149,231
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,100	1,233,660

		7,596,759
Beverages (1.4%)
Asahi Group Holdings, Ltd. (Japan)	18,000	890,636

		890,636
Building products (0.8%)
Compagnie De Saint-Gobain (France)	14,053	551,415

		551,415
Capital markets (3.6%)
Credit Suisse Group AG (Switzerland)	32,385	397,005
EQT AB (Sweden)(NON)	43,143	383,350
Natixis SA (France)	107,698	446,652
Quilter PLC (United Kingdom)	428,375	718,167
UBS Group AG (Switzerland)	36,817	417,952

		2,363,126
Construction and engineering (3.1%)
Vinci SA (France)	18,981	2,044,422

		2,044,422
Construction materials (2.2%)
Boral, Ltd. (Australia)	77,026	251,105
CRH PLC (Ireland)	20,174	694,622
LafargeHolcim, Ltd. (Switzerland)	9,720	478,379

		1,424,106
Containers and packaging (1.4%)
SIG Combibloc Group AG (Switzerland)	67,809	903,622

		903,622
Diversified financial services (2.4%)
Eurazeo SA (France)	11,019	819,694
ORIX Corp. (Japan)	48,000	715,172

		1,534,866
Diversified telecommunication services (3.8%)
BCE, Inc. (Canada)	15,000	725,516
Nippon Telegraph & Telephone Corp. (Japan)	28,100	1,339,964
Telstra Corp., Ltd. (Australia)	168,783	399,860

		2,465,340
Electric utilities (2.2%)
Fortum OYJ (Finland)	28,101	664,336
SSE PLC (United Kingdom)	48,294	739,576

		1,403,912
Electronic equipment, instruments, and components (0.6%)
Kyocera Corp. (Japan)	6,300	390,673

		390,673
Entertainment (0.7%)
Nintendo Co., Ltd. (Japan)	1,200	444,153

		444,153
Equity real estate investment trusts (REITs) (0.1%)
Vicinity Centres (Australia)	37,133	64,412

		64,412
Food and staples retail (2.2%)
Koninklijke Ahold Delhaize NV (Netherlands)	34,083	852,750
Seven & i Holdings Co., Ltd. (Japan)	15,000	573,225

		1,425,975
Food products (1.7%)
Kerry Group PLC Class A (Ireland)	9,694	1,133,729

		1,133,729
Health-care equipment and supplies (1.4%)
Alcon, Inc. (Switzerland)(NON)	4,010	233,838
Hoya Corp. (Japan)	8,400	685,129

		918,967
Hotels, restaurants, and leisure (0.8%)
Dalata Hotel Group PLC (Ireland)	99,379	530,759

		530,759
Household durables (1.8%)
Panasonic Corp. (Japan)	50,500	408,951
Sony Corp. (Japan)	13,100	768,978

		1,177,929
Industrial conglomerates (1.9%)
Siemens AG (Germany)	11,750	1,258,280

		1,258,280
Insurance (9.0%)
AIA Group, Ltd. (Hong Kong)	166,600	1,574,024
Allianz SE (Germany)	4,038	941,201
AXA SA (France)	50,475	1,289,007
Prudential PLC (United Kingdom)	72,338	1,311,912
QBE Insurance Group, Ltd. (Australia)	83,652	709,149
SCOR SE (France)	1,718	70,950

		5,896,243
Machinery (2.5%)
KION Group AG (Germany)	7,167	376,913
MinebeaMitsumi, Inc. (Japan)	50,100	792,796
NSK, Ltd. (Japan)	53,100	446,899

		1,616,608
Metals and mining (2.5%)
Anglo American PLC (United Kingdom)	36,311	835,419
Rio Tinto PLC (United Kingdom)	15,192	786,212

		1,621,631
Multi-utilities (1.9%)
Veolia Environnement SA (France)	48,970	1,241,499

		1,241,499
Oil, gas, and consumable fuels (8.2%)
Encana Corp. (Canada)	69,000	316,134
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	56,196	1,647,648
Royal Dutch Shell PLC Class B (United Kingdom)	31,874	939,008
Suncor Energy, Inc. (Canada)	47,431	1,496,125
TOTAL SA (France)	18,242	952,091

		5,351,006
Personal products (2.3%)
Shiseido Co., Ltd. (Japan)	6,700	534,699
Unilever NV (Netherlands)	15,725	945,242

		1,479,941
Pharmaceuticals (8.1%)
AstraZeneca PLC (United Kingdom)	17,246	1,539,681
Novartis AG (Switzerland)	27,245	2,362,389
Sanofi (France)	15,287	1,417,276

		5,319,346
Semiconductors and semiconductor equipment (1.8%)
SCREEN Holdings Co., Ltd. (Japan)	12,800	754,090
Sino-American Silicon Products, Inc. (Taiwan)	159,000	421,274

		1,175,364
Technology hardware, storage, and peripherals (1.8%)
Samsung Electronics Co., Ltd. (South Korea)	28,944	1,186,894

		1,186,894
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	33,558	754,338

		754,338
Trading companies and distributors (5.9%)
Ashtead Group PLC (United Kingdom)	23,093	642,840
Ferguson PLC (United Kingdom)	10,955	800,640
ITOCHU Corp. (Japan)	47,800	986,283
Mitsubishi Corp. (Japan)	57,500	1,409,780

		3,839,543
Transportation infrastructure (0.9%)
Aena SME SA (Spain)	3,232	591,817

		591,817
Wireless telecommunication services (4.2%)
KDDI Corp. (Japan)	16,900	441,549
Tele2 AB (Sweden)	49,646	738,836
Vodafone Group PLC (United Kingdom)	771,511	1,536,750

		2,717,135

Total common stocks (cost $63,080,402)		$64,252,700

SHORT-TERM INVESTMENTS (1.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	737,289	$737,289

Total short-term investments (cost $737,289)		$737,289
TOTAL INVESTMENTS

Total investments (cost $63,817,691)		$64,989,989

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $24,900,185) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/19	$167,503	$166,143	$(1,360)
		Canadian Dollar	Sell	10/16/19	573,642	580,199	6,557
	Barclays Bank PLC
		Australian Dollar	Buy	10/16/19	68,340	70,997	(2,657)
		British Pound	Buy	12/18/19	137,777	140,753	(2,976)
		Canadian Dollar	Sell	10/16/19	174,025	176,022	1,997
		Hong Kong Dollar	Buy	11/20/19	872,404	873,556	(1,152)
		Japanese Yen	Buy	11/20/19	194,599	195,900	(1,301)
		Swiss Franc	Sell	12/18/19	2,997,984	3,037,638	39,654
	Citibank, N.A.
		British Pound	Sell	12/18/19	370,777	367,792	(2,985)
		Canadian Dollar	Sell	10/16/19	749,781	760,525	10,744
		Danish Krone	Buy	12/18/19	154,393	155,827	(1,434)
		Euro	Sell	12/18/19	2,223,030	2,240,550	17,520
		Japanese Yen	Buy	11/20/19	126,802	127,491	(689)
	Goldman Sachs International
		Canadian Dollar	Sell	10/16/19	498,218	501,388	3,170
		Euro	Buy	12/18/19	246,918	248,900	(1,982)
		Japanese Yen	Buy	11/20/19	1,675,563	1,683,304	(7,741)
		New Taiwan Dollar	Buy	11/20/19	329,418	327,188	2,230
		New Taiwan Dollar	Sell	11/20/19	329,418	325,308	(4,110)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	11/20/19	30,217	30,939	(722)
		Euro	Buy	12/18/19	3,331,092	3,357,556	(26,464)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/18/19	1,698,467	1,684,596	13,871
		Canadian Dollar	Sell	10/16/19	126,838	128,295	1,457
		Japanese Yen	Buy	11/20/19	687,924	691,299	(3,375)
		New Zealand Dollar	Buy	10/16/19	160,295	171,096	(10,801)
		Norwegian Krone	Sell	12/18/19	136,125	136,651	526
		Singapore Dollar	Buy	11/20/19	304,770	308,211	(3,441)
		South Korean Won	Sell	11/20/19	1,164,053	1,158,106	(5,947)
		Swiss Franc	Buy	12/18/19	1,364,067	1,383,905	(19,838)
	NatWest Markets PLC
		British Pound	Sell	12/18/19	683,827	678,410	(5,417)
		Euro	Buy	12/18/19	167,536	168,885	(1,349)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	1,097,079	1,139,707	(42,628)
		Canadian Dollar	Sell	10/16/19	395,011	399,483	4,472
		Israeli Shekel	Buy	10/16/19	370,427	362,697	7,730
		Japanese Yen	Sell	11/20/19	324,288	331,451	7,163
	UBS AG
		Canadian Dollar	Sell	10/16/19	646,649	654,046	7,397
		Swedish Krona	Sell	12/18/19	137,843	135,371	(2,472)

	Unrealized appreciation						124,488

	Unrealized (depreciation)						(150,841)

	Total						$(26,353)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $65,219,722.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Short Term Investment Fund*	939,702	8,272,656	8,475,069	19,491	737,289

	Total Short-term investments	$939,702	$8,272,656	$8,475,069	$19,491	$737,289
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $89,339 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.5%
	United Kingdom	20.9
	France	13.6
	Switzerland	7.4
	Netherlands	5.9
	Australia	5.6
	Canada	4.9
	Ireland	4.1
	Germany	4.0
	Hong Kong	2.4
	Sweden	2.0
	South Korea	1.8
	Spain	1.3
	United States	1.1
	Finland	1.0
	Norway	1.0
	Singapore	0.9
	Taiwan	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments or which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $93,196 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,626,628	$—	$—
Consumer discretionary	2,924,188	—	—
Consumer staples	5,684,619	—	—
Energy	5,351,006	—	—
Financials	17,390,994	—	—
Health care	6,238,313	—	—
Industrials	11,624,839	—	—
Information technology	2,752,931	—	—
Materials	3,949,359	—	—
Real estate	64,412	—	—
Utilities	2,645,411	—	—

Total common stocks	64,252,700	—	—
Short-term investments	737,289	—	—

Totals by level	$64,989,989	$—	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(26,353)	$—

Totals by level	$—	$(26,353)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$27,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com